CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net loss	$ (2,459,571)	$ (6,024,480)	$ (11,733,549)	$ (20,084,554)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expense	8,502	8,502	17,004	9,919
(Gain) loss on debt extinguishment	(2,434,661)	2,268,373	2,268,373	5,643,607
Decrease in fair value of derivative liabilities	(618)	(12,321)	(67,439)	(783,129)
Amortization of discount on notes payable	1,447,400	1,740,150	3,242,080	883,125
Accrued interest on patents purchased	123,233	0	258,246	0
Impairment of acquired contracts			0	686,350
Amortization of patents and acquired contracts	811,989	831,123	1,643,110	1,557,108
Net cost of patents sold	0	215,372	215,373	0
Stock-based compensation	393,456	596,901	1,147,374	2,873,396
Issuance of new stock in conjunction with the restricted stock granted			0	225,001
Changes in operating assets and liabilities
Accounts receivable	4,966	205,524	227,108	(259,049)
Inventories	0	130,155	302,739	12,207
Prepaid expenses and other current assets, net	(24,140)	(119,008)	1,192	(113,282)
Deferred expenses	(34,877)	315,058	(78,292)	0
Deposits and other assets	0	(10,000)	0	1,406
Accounts payable	(384,683)	(62,805)	344,965	906,835
Accrued expenses and other current liabilities	405,555	365,091	(288,406)	114,971
Accrued interest on notes payable			0	(6,935)
Deferred revenue	300,000	596,429	896,429	0
Warranty reserve			0	(38,143)
Net cash provided by (used in) operating activities	(1,843,449)	1,044,064	(1,603,693)	(8,371,167)
Cash flows from investing activities
Purchases of property and equipment			0	(52,186)
Issuance of short-term note receivable, related party			0	(3,000,000)
Cash and other assets received in acquisition			0	790,172
Net cash used in investing activities			0	(2,262,014)
Cash flows from financing activities
Proceeds from issuance of preferred stock, net of issuance costs	2,425,000	0
Proceeds from issuance of common stock, net of issuance costs	1,182,278	1,835,000	1,835,000	6,021,144
Proceeds from issuance of convertible notes payable, net of issuance costs			0	3,371,834
Proceeds from issuance of notes payable	0	1,126,900	1,126,900	9,964,868
Proceeds from related party note payable			0	300,000
Payments on short-term notes payable, related party			(100,000)	(100,000)
Payments on convertible notes			0	(8,000,000)
Payments on Fortress notes payable	(1,640,016)	0	(2,147,000)	0
Payments on guaranteed payment liability			0	(1,000,000)
Payments on related party note payable	(50,000)	0
Net cash provided by financing activities	1,917,262	2,961,900	714,900	10,557,846
Net decrease in cash and cash equivalents	73,813	4,005,964	(888,793)	(75,335)
Cash and cash equivalents, beginning of period	554,556	1,443,349	1,443,349	1,518,684
Cash and cash equivalents, end of period	628,369	5,449,313	554,556	1,443,349
Supplemental disclosures of cash flow information
Cash paid for interest	426,249	481,838	841,784	516,919
Cash paid for income taxes			0	0
Supplemental disclosures of non-cash investing and financing activities
Accrued guaranteed payments and deferred expenses related to purchased patents	0	881,501	(16,258,540)	1,749,230
Conversion of portion of short term note payable, related party, to purchase common stock	0	100,000	100,000	0
Conversion of preferred stock to common stock			2,711	0
Offset of short-term related party notes payable and receivable			0	3,000,000
Transfer of Series A redeemable convertible preferred stock to preferred stock			$ 0	$ 3,392,950
Fair value of common stock warrants	$ 1,481,978	$ 0